Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Fair Value Measurement

Fair Value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist mainly of cash and cash equivalents, short and long-term deposits, restricted deposit, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying value.

	Balance as of June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Short-term loan	-	-	2,919	2,919
Contingent short-term earnout liability (**)	-	-	293	293
Contingent long-term earnout liability (**)	-	-	84	84
Total liabilities	-	-	3,296	3,296

	Balance as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	257	-	257

Total assets	-	257	-	257

Liabilities:
Short-term loan	-	-	3,116	3,116
Contingent short-term earnout liability (**)	-	-	304	304
Contingent long-term earnout liability (**)	-	-	173	173
Total liabilities	-	-	3,593	3,593

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value.

(*)	As of December 31, 2025, approximately $257 thousand of money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.

(**)	The income valuation approach is applied, and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.

Contingent earnout liability:

The Company determines the fair value of the liabilities for the earn-out contingent consideration based on a discounted cash flow analysis with regards to the achievement of certain milestones and discount rate. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement within the fair value hierarchy. The contingent short and long term earnout liability consideration is evaluated quarterly. Changes in the fair value of contingent consideration liabilities are recorded in the consolidated statements of operations. The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	June 30, 2026	December 31, 2025
	(U.S. $ in thousands)
Fair value at the beginning of the period	$477	$-
Initial recognition of earnout liabilities	-	470
Change in fair value of earn out liabilitity obligation	27	7
Payment of earnout liabilities	(127)	-
Fair value at the end of the period	$377	$477

New Accounting Pronouncements Effective in the Six Months Ended June 30,2026

New Accounting Pronouncements Effective in the Six Months Ended June 30,2026

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments – Credit Losses (Topic 326)” to address challenges encountered when applying the guidance in Topic 326 to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. Under the previous accounting guidance, an entity estimates expected credit losses based on relevant information about past events, current economic conditions, and reasonable and supportable forecasts of future economic conditions that affect the collectability of the reported amounts. The amendments in this ASU introduce a practical expedient that allows all entities to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset when developing reasonable and supportable forecasts as part of estimating expected credit losses. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. This ASU should be applied on a prospective basis. The adoption of ASU 2025-05 did not have an impact on the Company’s consolidated financial statements.

New Accounting pronouncements Accounting Pronouncements effective in future periods

New Accounting pronouncements Accounting Pronouncements effective in future periods

In November 2024, the FASB issued ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expense and ASU 2025-01, Income Statement – Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, general and administrative, and research and development). The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). ASU 2025-06 provides targeted improvements to the accounting for internal-use software costs by replacing the existing project-stage model with a principles-based approach to determine when capitalization of costs should begin. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027 on a prospective basis, with early adoption permitted. The Company is currently evaluating the potential impact that ASU 2025-06 will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities. The ASU adds guidance to Accounting Standards Codification 832 on the recognition, measurement, and presentation of government grants. The guidance will be effective for annual reporting periods beginning after December15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The standard updates are to be applied using either a modified prospective, modified retrospective, or full retrospective approach, as detailed in the ASU. The Company is currently evaluating the impact of adoption of the standard update on its consolidated financial statements

In December 2025, the FASB issued ASU 2025-11 “Interim Reporting (Topic 270)” to improve the navigability of required interim disclosures, clarify when that guidance is applicable, and provide additional guidance on what disclosures should be provided in interim reporting periods. The amendments provide a comprehensive list of required interim disclosures and add a principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim reporting requirements. Rather, the objective of this ASU is to provide clarity regarding current interim reporting requirements already in place. This ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU should be applied either prospectively or retrospectively to all prior periods presented. The Company anticipates that the adoption of this ASU will not have a material impact on its consolidated financial statements.